Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments for demand charges under existing long-term contracts and binding precedent agreements with various pipelines
Remedial action included in other credits	$ 8.3
Pipeline Demand Charges
Commitments for demand charges under existing long-term contracts and binding precedent agreements with various pipelines
Amount due as of the balance sheet date	23,800.0
Amount due in 2022	1,700.0
Amount due in 2023	1,800.0
Amount due in 2024	1,800.0
Amount due in 2025	1,800.0
Amount due in 2026	1,700.0
Amount due thereafter	15,000.0
Frac Sand and Equipment
Commitments for demand charges under existing long-term contracts and binding precedent agreements with various pipelines
Amount due in 2022	135.6
Amount due in 2023	99.0
Amount due in 2024	47.5
Amount due in 2025	40.0
Amount due in 2026	40.0
Amount due thereafter	$ 178.3